Stockholders' Equity Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated Other Comprehensive Income - Other comprehensive income (loss) refers to gains and losses recorded as an element of stockholders' equity but excluded from net earnings (loss). The accumulated other comprehensive loss as of December 31, 2013 and 2012, was comprised of unamortized benefit plan costs of $523 million and $1,226 million, respectively, and other comprehensive income items of $2 million and less than $1 million, respectively. The changes in accumulated other comprehensive income (loss) by component for the years ended December 31, 2013, 2012 and 2011, were as follows:

($ in millions)	Benefit Plans	Other	Total
Balance as of December 31, 2010	$(532)	$—	$(532)
Other comprehensive income (loss) before reclassifications	(588)	—	(588)
Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of prior service cost (credit)[1]	5	—	5
Amortization of net actuarial loss (gain)[1]	45	—	45
Tax benefit (expense) for items of other comprehensive income	208	—	208
Net current period other comprehensive income (loss)	(330)	—	(330)
Balance as of December 31, 2011	(862)	—	(862)
Other comprehensive income (loss) before reclassifications	(700)	—	(700)
Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of prior service cost (credit)[1]	5	—	5
Amortization of net actuarial loss (gain)[1]	90	—	90
Tax benefit (expense) for items of other comprehensive income	241	—	241
Net current period other comprehensive income (loss)	(364)	—	(364)
Balance as of December 31, 2012	(1,226)	—	(1,226)
Other comprehensive income (loss) before reclassifications	1,028	4	1,032
Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of prior service cost (credit)[1]	(3)	—	(3)
Amortization of net actuarial loss (gain)[1]	134	—	134
Tax benefit (expense) for items of other comprehensive income	(456)	(2)	(458)
Net current period other comprehensive income (loss)	703	2	705
Balance as of December 31, 2013	$(523)	$2	$(521)

[1] These accumulated comprehensive income (loss) components are included in the computation of net periodic benefit cost. See Note 18: Employee Pension and Other Postretirement Benefits. The tax expense associated with amounts reclassified from accumulated other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011, was $46 million, $33 million, and $18 million, respectively.